SCHEDULE OF INVENTORIES (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Inventory Disclosure [Abstract]
Merchandise	$ 847	$ 874
Raw materials and consumable supplies	12,819	22,821
Finished Goods	1,558	4,683
Total	$ 15,224	$ 28,378